FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2020
Financial Instruments [Abstract]
Disclosure of financial assets
The carrying values of the financial assets and liabilities at December 31, 2020 and December 31, 2019 are as follows:

As at	December 31, 2020	December 31, 2019
Financial Assets
At fair value through profit or loss
Warrant investments (note 13)	$367	$1,605
Note receivable	3,928	—
	$4,295	$1,605

Loans and receivables, measured at amortized cost
Cash	$847,638	$707,206
Accounts receivable (not including sales taxes)	2,390	3,110
	$850,028	$710,316

Investments in equity securities, measured at fair value through Other Comprehensive Income
Investments in equity securities (note 13)	$99,048	$253,540

Financial Liabilities
At fair value through profit or loss
Share based payment liabilities (note 17)	$34,363	$55,257
Warrant liability (note 15)	4,254	—
Other financial liabilities, measured at amortized cost
Accounts payable and accrued liabilities	$231,696	$139,183
Dividend payable	50,268	12,577
Leases (note 16)	26,171	15,316
	$346,752	$222,333

Disclosure of financial liabilities
The carrying values of the financial assets and liabilities at December 31, 2020 and December 31, 2019 are as follows:

As at	December 31, 2020	December 31, 2019
Financial Assets
At fair value through profit or loss
Warrant investments (note 13)	$367	$1,605
Note receivable	3,928	—
	$4,295	$1,605

Loans and receivables, measured at amortized cost
Cash	$847,638	$707,206
Accounts receivable (not including sales taxes)	2,390	3,110
	$850,028	$710,316

Investments in equity securities, measured at fair value through Other Comprehensive Income
Investments in equity securities (note 13)	$99,048	$253,540

Financial Liabilities
At fair value through profit or loss
Share based payment liabilities (note 17)	$34,363	$55,257
Warrant liability (note 15)	4,254	—
Other financial liabilities, measured at amortized cost
Accounts payable and accrued liabilities	$231,696	$139,183
Dividend payable	50,268	12,577
Leases (note 16)	26,171	15,316
	$346,752	$222,333
The contractual cash flow obligations of the Company as at December 31, 2020 are as follows:

As at December 31, 2020	Total	Less than a year	1-3 years	4-5 years	After 5 years
Accounts payable and accrued liabilities	$235,950	$235,950	$—	$—	$—
Capital expenditure obligations	43,742	43,742	—	—	—
Purchase obligations	4,261	3,979	282	—	—
Lease obligation payments	29,712	7,668	8,503	5,991	7,550
Income taxes payable	141,513	141,513	—	—	—
	$455,178	$432,852	$8,785	$5,991	$7,550

Disclosure of fair value measurement of assets
The fair value hierarchy of financial instruments measured at fair value on the consolidated statement of financial position is as follows:

As at	December 31, 2020	December 31, 2019
Level 1
Investments in equity securities - publicly traded	$94,262	$252,385
Share based payment liabilities (note 17)	$34,363	$55,257

Level 2
Warrant investments (note 13)	$367	$1,605
Warrant liability (note 15)	$4,254	$—

Level 3
Investments in equity securities - privately held	$4,786	$1,155

Disclosure of fair value measurement of liabilities
The fair value hierarchy of financial instruments measured at fair value on the consolidated statement of financial position is as follows:

As at	December 31, 2020	December 31, 2019
Level 1
Investments in equity securities - publicly traded	$94,262	$252,385
Share based payment liabilities (note 17)	$34,363	$55,257

Level 2
Warrant investments (note 13)	$367	$1,605
Warrant liability (note 15)	$4,254	$—

Level 3
Investments in equity securities - privately held	$4,786	$1,155

Disclosure of nature and extent of risks arising from financial instruments

	CAD	AUD
Closing US dollar exchange rate at December 31, 2020	$0.79	$0.77
Average US dollar exchange rate during the year ended December 31, 2020	$0.75	$0.69
Closing US dollar exchange rate at December 31, 2019	$0.77	$0.70
Average US dollar exchange rate during the year ended December 31, 2019	$0.75	$0.70
The table below also provides a sensitivity analysis of a 10 percent adverse movement of the US dollar against the Canadian dollar and Australian dollar as identified which would have decreased the Company’s net earnings by the amounts shown in the table below. A 10 percent weakening of the US dollar against the foreign currencies would have had the equal but opposite effect as at December 31, 2020.

US$
Total foreign currency net financial assets in US$[1]	$753,744
Impact of a 10% variance of the CAD:US exchange rate on net earnings	$13,648
Impact of a 10% variance of the AUD:US exchange rate on net earnings	$39,764
(1)Includes financial assets and financial liabilities denominated in United States Dollars